CONCESSION ARRANGEMENTS RIGHTS - Intangible assets in concession arrangements - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	$ 1,886,042	$ 1,623,670	$ 1,206,491
Additions	599,678	482,528	449,410
Amortization of the year	(257,917)	(237,628)	(208,675)
Impairment charge		3,000
Effect of movements in exchange rates	31,564	22,874	(15,545)
Ending Balance	2,040,158	1,886,042	1,623,670
Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	11,098,116	9,187,564	7,521,488
Ending Balance	13,242,706	11,098,116	9,187,564
Gas and Energy Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	4,831,161	3,831,577	3,145,811
Ending Balance	5,891,841	4,831,161	3,831,577
Infrastructure Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	6,266,955	5,355,987	4,375,677
Ending Balance	7,350,865	6,266,955	5,355,987
Gross carrying amount [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	12,311,890	10,150,745	8,279,792
Additions	1,912,368	1,904,711	1,865,895
Reclassification to / from PPE	113	20,301	582
Transfer to non-current assets held for sale		2,516	(769)
Withdrawals	(11,724)	(5,104)	(10,904)
Effect of movements in exchange rates	547,529	238,721	16,149
Cost / (Amortization) / (Impairment loss)	2,448,286	2,161,145	1,870,953
Ending Balance	14,760,176	12,311,890	10,150,745
Gross carrying amount [member] | Gas and Energy Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	5,893,832	4,654,890	3,785,538
Additions	809,085	982,508	863,910
Reclassification to / from PPE	113	20,301	582
Transfer to non-current assets held for sale		2,516	(769)
Withdrawals	(11,724)	(5,104)	(10,520)
Effect of movements in exchange rates	547,529	238,721	16,149
Cost / (Amortization) / (Impairment loss)	1,345,003	1,238,942	869,352
Ending Balance	7,238,835	5,893,832	4,654,890
Gross carrying amount [member] | Infrastructure Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	6,418,058	5,495,855	4,494,254
Additions	1,103,283	922,203	1,001,985
Withdrawals			(384)
Cost / (Amortization) / (Impairment loss)	1,103,283	922,203	1,001,601
Ending Balance	7,521,341	6,418,058	5,495,855
Accumulated depreciation and amortisation [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(1,202,372)	(957,943)	(756,272)
Reclassification to / from PPE		45
Amortization of the year	(272,708)	(232,815)	(204,431)
Transfer to non-current assets held for sale			148
Withdrawals	835	1,236	4,480
Effect of movements in exchange rates	(30,801)	(12,895)	(1,868)
Cost / (Amortization) / (Impairment loss)	(302,674)	(244,429)	(201,671)
Ending Balance	(1,505,046)	(1,202,372)	(957,943)
Accumulated depreciation and amortisation [member] | Gas and Energy Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(1,055,525)	(821,017)	(639,727)
Reclassification to / from PPE		45
Amortization of the year	(253,692)	(222,894)	(183,701)
Transfer to non-current assets held for sale			148
Withdrawals	835	1,236	4,131
Effect of movements in exchange rates	(30,801)	(12,895)	(1,868)
Cost / (Amortization) / (Impairment loss)	(283,658)	(234,508)	(181,290)
Ending Balance	(1,339,183)	(1,055,525)	(821,017)
Accumulated depreciation and amortisation [member] | Infrastructure Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(146,847)	(136,926)	(116,545)
Amortization of the year	(19,016)	(9,921)	(20,730)
Withdrawals			349
Cost / (Amortization) / (Impairment loss)	(19,016)	(9,921)	(20,381)
Ending Balance	(165,863)	(146,847)	(136,926)
Accumulated impairment [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(11,402)	(5,238)	(2,032)
Impairment charge	(1,022)	(6,164)	(3,206)
Cost / (Amortization) / (Impairment loss)	(1,022)	(6,164)	3,206
Ending Balance	(12,424)	(11,402)	(5,238)
Accumulated impairment [member] | Gas and Energy Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(7,146)	(2,296)
Impairment charge	(665)	(4,850)	(2,296)
Cost / (Amortization) / (Impairment loss)	(665)	(4,850)	2,296
Ending Balance	(7,811)	(7,146)	(2,296)
Accumulated impairment [member] | Infrastructure Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(4,256)	(2,942)	(2,032)
Impairment charge	(357)	(1,314)	(910)
Cost / (Amortization) / (Impairment loss)	(357)	(1,314)	910
Ending Balance	$ (4,613)	$ (4,256)	$ (2,942)